Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ (16,696)	$ (12,409)	[1]	$ (9,562)
Ending balance	(25,312)	(16,696)		(12,409)	[1]
Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(31,555)	(24,821)		(22,715)
Additions/Amortization	14,640	8,772		5,953
Disposals, Cost (Depreciation and impairment)	(14)	(2,045)		(3,834)
Exchange difference	8	7		(13)
Ending balance	(46,189)	(31,555)		(24,821)
Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	14,859	12,412		13,153
Additions/Amortization	6,018	4,279		3,103
Disposals, Cost (Depreciation and impairment)	8	1,838		3,834
Exchange difference	8	6		(10)
Ending balance	20,877	14,859		12,412
Capitalized development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(8,982)	(5,037)		(2,107)
Ending balance	(13,548)	(8,982)		(5,037)
Capitalized development costs | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(10,737)	(5,717)		(2,340)
Additions/Amortization	6,061	5,020		3,377
Disposals, Cost (Depreciation and impairment)	0	0		0
Exchange difference	0	0		0
Ending balance	(16,798)	(10,737)		(5,717)
Capitalized development costs | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,755	680		233
Additions/Amortization	1,495	1,075		447
Disposals, Cost (Depreciation and impairment)	0	0		0
Exchange difference	0	0		0
Ending balance	3,250	1,755		680
Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(7,714)	(7,372)		(7,455)
Ending balance	(11,764)	(7,714)		(7,372)
Licenses | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(20,818)	(19,104)		(20,375)
Additions/Amortization	8,579	3,752		2,576
Disposals, Cost (Depreciation and impairment)	(14)	(2,045)		(3,834)
Exchange difference	8	7		(13)
Ending balance	(29,391)	(20,818)		(19,104)
Licenses | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	13,104	11,732		12,920
Additions/Amortization	4,523	3,204		2,656
Disposals, Cost (Depreciation and impairment)	8	1,838		3,834
Exchange difference	8	6		(10)
Ending balance	$ 17,627	$ 13,104		$ 11,732

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.